Redeemable Preferred Units (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Units, Preferred Partners' Capital Accounts [Abstract]
Schedule of Redeemable Preferred Units
The following table provides a reconciliation of the beginning and ending balances of the Regency Preferred Units:

	Regency Preferred Units	Amount
Balance at January 1, 2012	4.4	$71
Accretion to redemption value	N/A	2
Balance, December 31, 2012	4.4	$73
Regency Preferred Units converted into Regency Common Units	(2.5)	(41)
Balance, December 31, 2013	1.9	$32	(1)

(1)
This amount will be accreted to $35 million plus any accrued but unpaid distributions and interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029. Accretion during 2013 was immaterial.